UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21590

AIG Strategic Hedge Fund of Funds

(Exact name of registrant as specified in charter)

599 Lexington Avenue
New York, NY 10022

(Address of principal executive offices) (Zip code)

Robert Discolo
AIG Strategic Hedge Fund Of Funds
599 Lexington Avenue
New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (646) 735-0552

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

AIG STRATEGIC HEDGE FUND OF FUNDS
Schedule of Investments in Funds
(Unaudited)

December 31, 2004

			Realized and
			Unrealized
			gain/(loss)		Percentage of
	Acquisition		from		Fund's Net
Investment Fund:	Date	Cost ***	investments	Fair Value	Assets	Liquidity

CTA Global Macro
BridgeWater Pure Alpha Funds Ltd.	8/1/2004	$2,000,000	$251,729	$2,251,729	4.30%	Daily
Graham Capital — K4	11/1/2004	1,000,000	89,737	1,089,737	2.08%	Monthly
Graham Capital — K5	11/1/2000	1,000,000	37,920	1,037,920	1.98%	Monthly
Olea Global Fund	8/1/2004	1,500,000	(66,310)	1,433,690	2.74%	Monthly
The Capital Fund Ltd.	8/1/2004	1,500,000	67,866	1,567,866	2.99%	Monthly *, **

		7,000,000	380,943	7,380,943	14.09%

Event Driven
Avenue International Ltd.	9/1/2004	$2,000,000	$117,328	$2,117,328	4.04%	Quarterly *
Canyon Value Realization Fund (Cayman) Ltd.	9/1/2004	2,000,000	148,717	2,148,717	4.10%	Monthly
Castlerigg International Ltd.	8/1/2004	3,500,000	270,354	3,770,354	7.20%	Quarterly *
K Capital (USD) Ltd.	8/1/2004	3,500,000	31,511	3,531,511	6.74%	Quarterly *, **
York Investment Ltd.	8/1/2004	4,000,000	439,376	4,439,376	8.47%	Quarterly

		15,000,000	1,007,286	16,007,286	30.56%

Fixed Income
Kensington Global Strategies Ltd.	8/1/2004	$2,250,000	$83,287	$2,333,287	4.45%	Yearly *
MKP Offshore Partners Ltd.	8/1/2004	2,000,000	62,393	2,062,393	3.94%	Quarterly
MKP Opportunity Offshore Ltd.	8/1/2004	1,500,000	9,812	1,509,812	2.88%	Monthly
Polygon Global Opportunities Fund	8/1/2004	3,000,000	228,439	3,228,439	6.16%	Quarterly
Silverback Offshore Ltd.	8/1/2004	2,000,000	16,976	2,016,976	3.85%	Quarterly *, **
Suttonbrook Offshore Partners Ltd.	9/1/2004	2,000,000	47,415	2,047,415	3.91%	Quarterly *

		12,750,000	448,323	13,198,323	25.19%

Long/Short Equity
Cantillon Technology Fund Ltd.	8/1/2004	$1,000,000	$6,600	$1,006,600	1.92%	Monthly
Glenview Capital Partners Ltd.	8/1/2004	3,000,000	682,522	3,682,522	7.03%	Quarterly *
Hunter Global Investors Offshore Ltd.	8/1/2004	3,000,000	269,597	3,269,597	6.24%	Quarterly *, **
Mako Europe Fund Ltd.	8/1/2004	3,000,000	50,104	3,050,104	5.82%	Daily
Maverick Levered Fund Ltd.	8/1/2004	1,500,000	173,223	1,673,223	3.19%	Quarterly *, **
Meditor Cobra Fund C Ltd.	8/1/2004	605,050	99,049	704,099	1.34%	Daily
SLS Offshore Fund Ltd.	8/1/2004	2,250,000	137,614	2,387,614	4.56%	Quarterly *

		14,355,050	1,418,709	15,773,759	30.11%

Total		$49,105,050	$3,255,261	52,360,311	99.95%

Other Assets, less Liabilities				24,420	0.05%

Net Assets				$52,384,730	100.00%

The aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost is $3,321,571; the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value is $66,310; the net unrealized appreciation is $3,255,261; the aggregate cost of securities for Federal income tax purposes is $49,105,050.

Securities representing interests in the Investment Funds are non-income producing.

*	Initial lock-up is applicable

**	Early redemption penalty

***	Tax cost substantially the same as book cost

Item 2. Controls and Procedures.

(a)	Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (“Disclosure Controls”), as of a date within 90 days prior to the filing date of this Form N-Q (“Report”), Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by Registrant in the Report is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AIG Strategic Hedge Fund of Funds

By (Signature and Title)*	/s/ Robert Discolo

Robert Discolo, President and Principal Executive Officer
(principal executive officer)

Date	March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Discolo

Robert Discolo, President and Principal Executive Officer
(principal executive officer)

Date	March 1, 2005

By (Signature and Title)*	/s/ Philip J. Dunne

Philip J. Dunne, Treasurer and Principal Financial Officer
(principal financial officer)

Date	March 1, 2005

* Print the name and title of each signing officer under his or her signature.